Federated Municipal Securities Fund, Inc.
Federated Municipal High Yield Advantage Fund, Inc.
Federated Short-Term Municipal Trust

Federated Limited Term Municipal Fund
Federated Municipal Ultrashort Fund
(A Portfolio of Federated Fixed Income Securities, Inc.)

Federated Muni and Stock Advantage Fund
(A Portfolio of Federated Income Securities Trust)

Federated Michigan Intermediate Municipal Trust
Federated California Municipal Income Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Vermont Municipal Income Fund
(Portfolios of Federated Municipal Securities Income Trust)
-------------------------------------------------------------------------------
Supplement to the current Prospectuses

Under the section entitled, "What Do Shares Cost?" please delete the following sentences in their entirety: "For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities."

and replace them with:

"Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities."

                                                               January 9, 2006
Cusip 313913105
Cusip 313913204
Cusip 313913303
Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101
Cusip 313907107
Cusip 313907206
Cusip 31417P304
Cusip 31417P403
Cusip 31417P882
Cusip 31417P874
Cusip 31420C837
Cusip 31420C829
Cusip 31420C811
Cusip 313923302
Cusip 313923104
Cusip 313923203
Cusip 313923401
Cusip 313923880
Cusip 313923500
Cusip 313923609
Cusip 313923708
Cusip 313923807
Cusip 313923872
34137 (1/06)



Federated Municipal Securities Fund, Inc.
Federated Municipal High Yield Advantage Fund, Inc.
Federated Short-Term Municipal Trust

Federated Limited Term Municipal Fund
Federated Municipal Ultrashort Fund
(A Portfolio of Federated Fixed Income Securities, Inc.)

Federated Muni and Stock Advantage Fund
(A Portfolio of Federated Income Securities Trust)

Federated Michigan Intermediate Municipal Trust
Federated California Municipal Income Fund
Federated New York Municipal Income Fund
Federated North Carolina Municipal Income Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
Federated Vermont Municipal Income Fund
(Portfolios of Federated Municipal Securities Income Trust)

-------------------------------------------------------------------------------
Supplement to the current Statements of Additional Information

1. Under the section entitled, "Determining Market Value of Securities," please delete the following bullet point in its entirety -

o for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

and replace it with the following:

o fixed income securities, generally according to prices as furnished by an independent pricing service that are intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

2. Under the section entitled, "Determining Market Value of Securities," please delete the following bullet point in its entirety:

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;


                                                               January 9, 2006
Cusip 8051601B
Cusip 8092709B
Cusip 8072507B
Cusip 3070702B
Cusip 25683
Cusip 28809B
Cusip 1041202B
Cusip 2092918B
Cusip 201291B
Cusip G02671-02
Cusip 0090702B
Cusip 0090701B
Cusip 30917


34138 (1/06)